Retirement Benefit Obligations - Summary of Future Life Expectations Based on Retirement at 65 years of Age for Current and Future Retirees (Detail) - yr	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Republic of Ireland [member] | Current Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.4	22.7	22.5
Republic of Ireland [member] | Current Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.1	24.4	24.3
Republic of Ireland [member] | Future Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.9	25.5	25.4
Republic of Ireland [member] | Future Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	26.4	27.0	26.9
Switzerland [member] | Current Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.5	22.4	22.3
Switzerland [member] | Current Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.5	24.4	24.3
Switzerland [member] | Future Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.7	24.6	24.6
Switzerland [member] | Future Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	26.7	26.6	26.6
United States and Canada [member] | Current Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	20.1	20.6	20.5
United States and Canada [member] | Current Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.6	23.1	23.0
United States and Canada [member] | Future Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.0	22.3	22.3
United States and Canada [member] | Future Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.5	24.7	24.7